Immaterial Error Correction (Details) - Schedule of Retained Earnings and Net Loss Per Share (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares used to compute diluted (in Shares)	57,818,937	34,549,212	34,549,212
Net loss per common share – diluted	$ (0.38)	$ (0.39)	$ (0.39)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares used to compute diluted (in Shares)			34,549,212
Net loss per common share – diluted			$ (0.35)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss per common share – diluted			$ (0.04)